Pension and Other Postretirement Benefits - Schedule of Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2021 USD ($)
Pension
Defined Benefit Plan Disclosure [Line Items]
2022	$ 62.0
2023	64.0
2024	65.0
2025	67.0
2026	68.0
2027-2031	365.0
SERP
Defined Benefit Plan Disclosure [Line Items]
2022	3.0
2023	3.0
2024	3.0
2025	3.0
2026	2.9
2027-2031	13.9
PBOP
Defined Benefit Plan Disclosure [Line Items]
2022	5.0
2023	5.2
2024	5.2
2025	5.2
2026	5.3
2027-2031	$ 27.3